Pension and Other Post-Retirement Benefits - Summary of Fair Value of Plan Assets of the Defined Benefit Pension Plans, by Asset Category (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	$ 60	$ 46
Debt securities	516	434
International balanced fund	97	173
Other	(16)	(20)
Total pension plan assets	1,416	1,380
US Securities [member]
Disclosure of fair value of plan assets [line items]
Equity securities and equity funds	519	567
International Securities [member]
Disclosure of fair value of plan assets [line items]
Equity securities and equity funds	240	180
Quoted Prices in Active Markets for Identical Assets (Level 1) [member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	6	13
Debt securities	187	190
Other	(25)	(20)
Total pension plan assets	797	899
Quoted Prices in Active Markets for Identical Assets (Level 1) [member] | US Securities [member]
Disclosure of fair value of plan assets [line items]
Equity securities and equity funds	454	565
Quoted Prices in Active Markets for Identical Assets (Level 1) [member] | International Securities [member]
Disclosure of fair value of plan assets [line items]
Equity securities and equity funds	175	151
Other (Level 2 & 3) [member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	54	33
Debt securities	329	244
International balanced fund	97	173
Other	9
Total pension plan assets	619	481
Other (Level 2 & 3) [member] | US Securities [member]
Disclosure of fair value of plan assets [line items]
Equity securities and equity funds	65	2
Other (Level 2 & 3) [member] | International Securities [member]
Disclosure of fair value of plan assets [line items]
Equity securities and equity funds	$ 65	$ 29